UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 6/30/2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley Phelps Investment Managers
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Lisa Guzman
Title:     Chief Compliance Officer
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Lisa Guzman   Seattle, WA   August 9, 2010


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   110

Form 13F Information Table Value Total:   539557

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100      300     6420 SH       Sole                     6420
Amazon.com                                      023135106     4220    38628 SH       Sole                    38628
Amdocs Limited                                  G02602103     5026   187187 SH       Sole                   187187
American Tower                                  029912201     5634   126607 SH       Sole                   126607
Apple                                           037833100    11645    46297 SH       Sole                    46297
Becton Dickinson                                075887109     6850   101302 SH       Sole                   101302
Berkshire Hathaway A                            084670108      280        2 SH       Sole                        2
BlackRock                                       09247X101     4592    32019 SH       Sole                    32019
Boeing                                          097023105     9097   144972 SH       Sole                   144972
Cisco Systems                                   17275R102     7147   335364 SH       Sole                   335364
Cognizant Tech Solutions                        192446102     9116   182097 SH       Sole                   182097
Colgate-Palmolive                               194162103      228     2890 SH       Sole                     2890
Costco Wholesale                                22160K105     7269   132568 SH       Sole                   132568
CVS Caremark                                    126650100     7426   253273 SH       Sole                   253273
Ecolab                                          278865100     6654   148159 SH       Sole                   148159
Gilead Sciences                                 375558103     4092   119360 SH       Sole                   119360
Google                                          38259P508     6450    14496 SH       Sole                    14496
IBM                                             459200101     6819    55221 SH       Sole                    55221
iShares Russell 1000 Growth In                  464287614      510    11129 SH       Sole                    11129
L-3 Communications Holdings                     502424104     4986    70391 SH       Sole                    70391
Medtronic                                       585055106      232     6391 SH       Sole                     6391
Microsoft                                       594918104     6332   275187 SH       Sole                   275187
Monsanto                                        61166W101     3157    68295 SH       Sole                    68295
National Oilwell Varco                          637071101     4316   130509 SH       Sole                   130509
Novartis                                        66987V109     5434   112451 SH       Sole                   112451
Oracle                                          68389X105     7754   361330 SH       Sole                   361330
PepsiCo                                         713448108     8262   135553 SH       Sole                   135553
Praxair                                         74005P104     8176   107594 SH       Sole                   107594
Qualcomm                                        747525103     6578   200312 SH       Sole                   200312
Quest Diagnostics                               74834L100     7114   142935 SH       Sole                   142935
Research in Motion                              760975102     3645    73997 SH       Sole                    73997
Schlumberger                                    806857108     6038   109107 SH       Sole                   109107
Staples                                         855030102     5701   299262 SH       Sole                   299262
Starbucks                                       855244109      361    14855 SH       Sole                    14855
Stericycle                                      858912108     7793   118827 SH       Sole                   118827
Sysco                                           871829107     8167   285870 SH       Sole                   285870
Teva Pharmaceutical Industries                  881624209     6708   129034 SH       Sole                   129034
United Technologies                             913017109     7485   115320 SH       Sole                   115320
VISA Class A                                    92826c839     5771    81574 SH       Sole                    81574
Western Union                                   959802109     5285   354477 SH       Sole                   354477
YUM! Brands                                     988498101     7176   183802 SH       Sole                   183802
Albemarle                                       012653101     5494   138345 SH       Sole                   138345
Baker Hughes                                    057224107     4020    96700 SH       Sole                    96700
Bank of New York Mellon                         064058100     3521   142610 SH       Sole                   142610
Chevron                                         166764100     6520    96087 SH       Sole                    96087
Comcast Class A                                 20030N101     2446   140821 SH       Sole                   140821
Covidien Ltd                                    G2554F105     4521   112531 SH       Sole                   112531
Edison International                            281020107     3294   103855 SH       Sole                   103855
Emerson Electric                                291011104     4159    95196 SH       Sole                    95196
EOG Resources                                   26875P101     6893    70071 SH       Sole                    70071
Exxon Mobil                                     30231G102     6736   118035 SH       Sole                   118035
Fidelity National Info Service                  31620M106     3483   129882 SH       Sole                   129882
FirstEnergy                                     337932107     2950    83731 SH       Sole                    83731
General Electric                                369604103     4548   315370 SH       Sole                   315370
General Mills                                   370334104     6584   185348 SH       Sole                   185348
Goldman Sachs Group                             38141G104     3491    26593 SH       Sole                    26593
Hewlett-Packard                                 428236103     4711   108842 SH       Sole                   108842
Home Depot                                      437076102     4779   170254 SH       Sole                   170254
Hudson City Bancorp                             443683107     4085   333463 SH       Sole                   333463
Intel                                           458140100     3375   173531 SH       Sole                   173531
John Deere                                      244199105     6575   118079 SH       Sole                   118079
Johnson & Johnson                               478160104     4256    72059 SH       Sole                    72059
JPMorgan Chase                                  46625h100     5438   148548 SH       Sole                   148548
Kraft Foods                                     50075N104     6053   216183 SH       Sole                   216183
Marathon Oil                                    565849106     4299   138271 SH       Sole                   138271
Marsh & McLennan                                571748102     4387   194561 SH       Sole                   194561
McDonald's                                      580135101     5520    83806 SH       Sole                    83806
MetLife                                         59156R108     6629   175550 SH       Sole                   175550
Morgan Stanley                                  617446448     3007   129549 SH       Sole                   129549
Norfolk Southern                                655844108     4119    77649 SH       Sole                    77649
Occidental Petroleum                            674599105     3527    45718 SH       Sole                    45718
Pfizer                                          717081103     4512   316391 SH       Sole                   316391
Procter & Gamble                                742718109      287     4788 SH       Sole                     4788
Raytheon                                        755111507     4027    83215 SH       Sole                    83215
Thermo Fisher Scientific                        883556102     5432   110750 SH       Sole                   110750
Time Warner                                     887317303     3428   118572 SH       Sole                   118572
U.S. Bancorp                                    902973304      213     9525 SH       Sole                     9525
Verizon Communications                          92343v104     6169   220156 SH       Sole                   220156
Wells Fargo                                     949746101     3617   141279 SH       Sole                   141279
iShares Russell 2000 Fund ETF                   464287655     2321    37980 SH       Sole                    37980
iShares Russell Midcap Growth                   464287481      483    11055 SH       Sole                    11055
iShares Russell Midcap Index                    464287499     2795    34750 SH       Sole                    34750
iShares Russell Midcap Value                    464287473      492    13515 SH       Sole                    13515
iShares S&P MidCap 400 Index E                  464287507    10525   147991 SH       Sole                   147991
iShares S&P SmlCap 600 Growth                   464287887     3171    55697 SH       Sole                    55697
PowerShares FTSE RAFI US 1500                   73935x567     6583   132102 SH       Sole                   132102
iShares MSCI EAFE Index ETF                     464287465    28753   618206 SH       Sole                   618206
iShares MSCI Pacific Ex Japan                   464286665    14434   403853 SH       Sole                   403853
PowerShares Emerg Markets Infr                  73937b209     3636    95270 SH       Sole                    95270
Vanguard Emerg Markets Index E                  922042858    19706   518728 SH       Sole                   518728
Vanguard FTSE All-World Ex-US                   922042775      482    12560 SH       Sole                    12560
Vanguard FTSE All World ex-US                   922042718     7356    97576 SH       Sole                    97576
3M                                              88579y101      419     5299 SH       Sole                     5299
Atel Cap Equip Fund VII                         00207u104        4    10000 SH       Sole                    10000
Berkshire Hathaway A                            084670108      720        6 SH       Sole                        6
Colgate-Palmolive                               194162103      216     2741 SH       Sole                     2741
Elements Rogers Total Return C                  870297801    17651  2525145 SH       Sole                  2525145
Gilead Sciences                                 375558103     3128    91249 SH       Sole                    91249
iPath Dow Jones - UBS Commdty                   06738c778    11755   312305 SH       Sole                   312305
iShares Barclays Aggregate Bon                  464287226      872     8130 SH       Sole                     8130
iShares Barclays Interm Govt/C                  452553308     2251    20778 SH       Sole                    20778
iShares Barclays U.S. TIPS Fun                  464287176      680     6364 SH       Sole                     6364
Kimberly-Clark                                  494368103      313     5163 SH       Sole                     5163
Microsoft                                       594918104      368    15974 SH       Sole                    15974
PepsiCo                                         713448108      204     3350 SH       Sole                     3350
Ramgen Power Systems - CERT                     751488107        0    27920 SH       Sole                    27920
S&P 500 Depository Receipt (SP                  78462F103     1716    16620 SH       Sole                    16620
streetTRACKS Gold Trust                         78463v107      600     4930 SH       Sole                     4930
Vanguard Total Mkt Viper                        922908769      753    14319 SH       Sole                    14319
FPL Group Cap I                                 30257V207      239     9500 SH       Sole                     9500